Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
Entity Central Index Key	0001181628
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005526
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	Investor Class
Trading Symbol	PRIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - Investor Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads generally ended tighter, while intermediate- and long-term spreads ended wider, and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s asset allocation contributed in aggregate to performance versus the style-specific Bloomberg U.S. TIPS Index. This was driven largely by small allocations outside the benchmark, particularly in the fund’s positions in the two-year and five-year zero-coupon inflation swaps, which added value during the period. The fund also benefited from choices made within its U.S. inflation-linked holdings.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period. The fund’s short duration stance during the summer and into the fourth quarter, when rates rallied, negatively impacted relative results. However, positioning across segments of the yield curve contributed positively, as the fund’s 5s30s steepener benefited from curve steepening over the period. Security selection also modestly contributed to results.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. At period-end, our non-TIPS allocations remained minimal as we maintained a strong preference for inflation-linked securities over credit sectors, which we believed offered less attractive risk-adjusted opportunities given the economic backdrop and persistent inflation risks

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,244	10,232	10,250
2016	10,025	9,908	10,068
2017	10,136	10,008	10,191
2017	10,170	10,158	10,241
2017	10,221	10,283	10,297
2017	10,187	10,227	10,267
2018	10,113	10,059	10,172
2018	10,216	10,120	10,317
2018	10,286	10,175	10,383
2018	10,087	10,089	10,174
2019	10,286	10,378	10,366
2019	10,713	10,768	10,767
2019	11,077	11,210	11,157
2019	10,981	11,178	11,050
2020	11,373	11,590	11,482
2020	11,559	11,781	11,628
2020	12,076	11,936	12,160
2020	12,104	11,992	12,172
2021	12,084	11,750	12,153
2021	12,374	11,734	12,449
2021	12,748	11,925	12,835
2021	12,888	11,854	13,003
2022	12,716	11,440	12,890
2022	12,067	10,769	12,269
2022	11,831	10,552	12,068
2022	11,374	10,332	11,618
2023	11,300	10,328	11,549
2023	11,427	10,538	11,754
2023	11,258	10,426	11,624
2023	11,236	10,454	11,634
2024	11,433	10,671	11,840
2024	11,515	10,676	11,938
2024	11,893	11,187	12,342
2024	11,897	11,173	12,362
2025	12,116	11,291	12,593
2025	12,117	11,258	12,614
2025	12,432	11,538	12,946
2025	12,537	11,809	13,072
2026	12,681	11,998	13,231
2026	12,667	11,836	13,233

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Inflation Protected Bond Fund (Investor Class)	4.54%	0.47%	2.39%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. TIPS Index (Strategy Benchmark)	4.90	1.23	2.84

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 576,763,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 221,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$576,763 Number of Portfolio Holdings52
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.5%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.5

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	86.1%
U.S. Treasury Inflation-Indexed Bonds	13.4
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166332
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	I Class
Trading Symbol	TIIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - I Class	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads generally ended tighter, while intermediate- and long-term spreads ended wider, and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s asset allocation contributed in aggregate to performance versus the style-specific Bloomberg U.S. TIPS Index. This was driven largely by small allocations outside the benchmark, particularly in the fund’s positions in the two-year and five-year zero-coupon inflation swaps, which added value during the period. The fund also benefited from choices made within its U.S. inflation-linked holdings.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period. The fund’s short duration stance during the summer and into the fourth quarter, when rates rallied, negatively impacted relative results. However, positioning across segments of the yield curve contributed positively, as the fund’s 5s30s steepener benefited from curve steepening over the period. Security selection also modestly contributed to results.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. At period-end, our non-TIPS allocations remained minimal as we maintained a strong preference for inflation-linked securities over credit sectors, which we believed offered less attractive risk-adjusted opportunities given the economic backdrop and persistent inflation risks

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	512,195	511,616	512,509
2016	501,682	495,403	503,403
2017	506,776	500,416	509,525
2017	508,906	507,893	512,045
2017	511,887	514,136	514,871
2017	510,609	511,326	513,331
2018	506,724	502,944	508,598
2018	512,091	505,990	515,835
2018	516,325	508,741	519,125
2018	506,130	504,464	508,714
2019	516,331	518,886	518,308
2019	537,973	538,376	538,340
2019	556,923	560,492	557,853
2019	552,347	558,902	552,508
2020	572,269	579,506	574,084
2020	581,898	589,067	581,421
2020	608,059	596,775	607,990
2020	609,441	599,611	608,584
2021	608,924	587,524	607,652
2021	623,924	586,682	622,440
2021	643,144	596,272	641,768
2021	650,175	592,695	650,172
2022	642,056	571,989	644,496
2022	609,434	538,444	613,439
2022	597,572	527,606	603,402
2022	574,992	516,596	580,888
2023	571,268	516,381	577,473
2023	577,651	526,907	587,700
2023	569,673	521,310	581,218
2023	568,858	522,690	581,706
2024	579,113	533,562	591,996
2024	583,900	533,786	596,884
2024	603,153	559,349	617,101
2024	603,653	558,625	618,108
2025	615,067	564,552	629,637
2025	615,386	562,924	630,699
2025	631,688	576,891	647,302
2025	637,334	590,474	653,618
2026	644,957	599,896	661,527
2026	644,557	591,821	661,626

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Inflation Protected Bond Fund (I Class)	4.74%	0.65%	2.57%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. TIPS Index (Strategy Benchmark)	4.90	1.23	2.84

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 576,763,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 221,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$576,763 Number of Portfolio Holdings52
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.5%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.5

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	86.1%
U.S. Treasury Inflation-Indexed Bonds	13.4
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225818
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	Z Class
Trading Symbol	TRZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads generally ended tighter, while intermediate- and long-term spreads ended wider, and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s asset allocation contributed in aggregate to performance versus the style-specific Bloomberg U.S. TIPS Index. This was driven largely by small allocations outside the benchmark, particularly in the fund’s positions in the two-year and five-year zero-coupon inflation swaps, which added value during the period. The fund also benefited from choices made within its U.S. inflation-linked holdings.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period. The fund’s short duration stance during the summer and into the fourth quarter, when rates rallied, negatively impacted relative results. However, positioning across segments of the yield curve contributed positively, as the fund’s 5s30s steepener benefited from curve steepening over the period. Security selection also modestly contributed to results.

  The fund seeks to provide inflation protection and income by investing primarily in inflation protected debt securities. At period-end, our non-TIPS allocations remained minimal as we maintained a strong preference for inflation-linked securities over credit sectors, which we believed offered less attractive risk-adjusted opportunities given the economic backdrop and persistent inflation risks

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,992	9,989	9,994
5/31/21	10,239	9,975	10,237
8/31/21	10,564	10,138	10,555
11/30/21	10,687	10,077	10,693
2/28/22	10,555	9,725	10,600
5/31/22	10,024	9,154	10,089
8/31/22	9,837	8,970	9,924
11/30/22	9,477	8,783	9,554
2/28/23	9,415	8,779	9,498
5/31/23	9,529	8,958	9,666
8/31/23	9,397	8,863	9,559
11/30/23	9,395	8,887	9,567
2/29/24	9,561	9,071	9,736
5/31/24	9,642	9,075	9,817
8/31/24	9,973	9,510	10,149
11/30/24	9,985	9,498	10,166
2/28/25	10,180	9,598	10,355
5/31/25	10,191	9,571	10,373
8/31/25	10,467	9,808	10,646
11/30/25	10,565	10,039	10,750
2/28/26	10,698	10,199	10,880
5/31/26	10,697	10,062	10,882

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 2/22/21
Inflation Protected Bond Fund (Z Class)	4.97%	0.88%	1.29%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.12
Bloomberg U.S. TIPS Index (Strategy Benchmark)	4.90	1.23	1.62

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 576,763,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 221,000
InvestmentCompanyPortfolioTurnover	24.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$576,763 Number of Portfolio Holdings52
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.5%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.5

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	86.1%
U.S. Treasury Inflation-Indexed Bonds	13.4
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless